Taxation - Schedule of Valuation Allowance of Deferred Tax Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Valuation Allowance of Deferred Tax Assets [Abstract]
Balance at beginning of the year	$ 121,016	$ 90,991
Additions		29,751
Reversal	(29,730)
Foreign currency translation adjustments	561	274
Balance at end of the year	$ 91,847	$ 121,016